Unaudited Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
General and administrative expenses	$ 251,151	$ 234,009
General and administrative expenses - related party	30,000	30,000
Loss from operations	(281,151)	(264,009)
Other income:
Paid-in-kind interest income on investments held in Trust Account	13,640	1,616,602
Total other income	13,640	1,616,602
Net (loss) income	$ (267,511)	$ 1,352,593
Class A Ordinary Shares
Other income:
Weighted average ordinary shares - basic (in Shares)	81,520	14,940,427
Basic net income per share ordinary shares (in Dollars per share)	$ (0.04)	$ 0.06
Class B Ordinary Shares
Other income:
Weighted average ordinary shares - basic (in Shares)	6,325,000	6,325,000
Basic net income per share ordinary shares (in Dollars per share)	$ (0.04)	$ 0.06